UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES MEMBERS' CAPITAL/OWNER'S AND DROPDOWN COMPANIES EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	1 Months Ended	4 Months Ended
	Jun. 30, 2013	May 17, 2013
Net profit (loss) pre-dropdown		$ 1.6
Post-acquisition net profit	0.3
Purchase price		210.0
Total value of net assets acquired		133.9
Dropdown Companies Equity [Member]
Allocation of net assets acquired		$ 76.1